Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares, Beginning	7,071,194	7,185,703
Number of shares, Acquisition of treasury shares	(4,100,169)
Number of shares, Disposal of treasury shares	0	(114,509)
Number of shares, Ending	11,171,363	7,071,194	7,185,703
Amount, Beginning	₩ 1,508,303
Amount, Acquisition of treasury shares	883,220
Amount, Disposal of treasury shares		₩ (37,001)	₩ (459)
Amount, Ending	₩ 2,391,523	₩ 1,508,303
Treasury shares [member]
Number of shares, Beginning	7,071,194	7,185,703
Number of shares, Acquisition of treasury shares	4,100,169
Number of shares, Disposal of treasury shares		(114,509)
Number of shares, Ending	11,171,363	7,071,194	7,185,703
Amount, Beginning	₩ 1,508,303	₩ 1,532,728
Amount, Acquisition of treasury shares	883,220
Amount, Disposal of treasury shares		(24,425)	₩ (326)
Amount, Ending	₩ 2,391,523	₩ 1,508,303	₩ 1,532,728